Borrowings - Pactiv Notes and Other borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Jan. 15, 2018	Dec. 31, 2017	Jun. 15, 2017
Disclosure of detailed information about borrowings [line items]
Finance lease liabilities	$ 19,000,000		$ 20,000,000
7.950% Debentures due 2025
Disclosure of detailed information about borrowings [line items]
Interest rate	7.95%
8.375% Debentures due 2027
Disclosure of detailed information about borrowings [line items]
Interest rate	8.375%
Redemption price, percentage of principal amount redeemed	100.00%
6.000% Senior Subordinated Notes due 2017
Disclosure of detailed information about borrowings [line items]
Interest rate	6.00%
6.400% Notes due 2018
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount repurchased		$ 16,000,000
Interest rate	6.40%	6.40%
8.125% Debentures due 2017
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount repurchased				$ 300,000,000
Interest rate	8.125%			8.125%
5.625% Senior Notes due 2016
Disclosure of detailed information about borrowings [line items]
Interest rate	5.625%